CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Accounts receivable, net of allowance	$ 76	$ 76	$ 18
Inventory, net of reserves	$ 133	$ 144	$ 184
STOCKHOLDERS' EQUITY :
Series B convertible preferred stock par value	$ .001	$ 0.001	$ 0.001
Series B convertible preferred stock shares authorized	3	3	3
Series B convertible preferred stock, Issued	1.2	1.2	2.1
Series B convertible preferred stock, Outstanding	1.2	1.2	2.1
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	195,000	195,000	145,000
Common stock, Issued	100,055	100,055	70,479
Common stock, outstanding	96,889	96,889	70,479